Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities by Fair value
1)	The carrying amount and the fair values of financial assets and financial liabilities by fair value hierarchy as of December 31, 2019 and 2020 are as follows:
① December 31, 2019

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	106,104	—	106,104	—	106,104
Short-term financial instruments		6,861,242	—	6,861,242	—	6,861,242
Debt securities		28,087	—	—	28,087	28,087
Other securities		340,008	1,222	3,330	335,456	340,008
Other receivables		2,000	—	—	2,000	2,000
Derivative hedging instruments		6,174	—	6,174	—	6,174
Fair value through other comprehensive income
Equity securities		1,204,902	782,108	73	422,721	1,204,902
Debt securities		5,686	—	—	5,686	5,686
Financial assets measured at amortized cost(*1)
Cash and cash Equivalents		3,514,872	—	—	—	—
Trade accounts and notes receivable		8,214,459	—	—	—	—
Other receivables		2,193,700	—	—	—	—
Debt securities		334,153	—	—	—	—
Deposit instruments		1,779,082	—	—	—	—

	￦	24,590,469	783,330	6,976,923	793,950	8,554,203

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	32,193	—	32,193	—	32,193
Derivative hedging instruments		12,861	—	12,861	—	12,861
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		3,442,989	—	—	—	—
Borrowings		20,441,613	—	20,666,476	—	20,666,476
Financial guarantee liabilities		64,267	—	—	—	—
Others		2,401,382	—	—	—	—

	￦	26,395,305	—	20,711,530	—	20,711,530

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates their carrying amounts.

② December 31, 2020

(in millions of Won)			Fair value
	Book value		Level 1	Level 2	Level 3	Total
Financial assets
Fair value through profit or loss
Derivative assets	￦	79,995	—	79,995	—	79,995
Short-term financial instruments		9,133,404	—	9,133,404	—	9,133,404
Debt securities		20,797	—	—	20,797	20,797
Other securities		364,404	47,321	2,242	314,841	364,404
Other receivables		2,000	—	—	2,000	2,000
Derivative hedging instruments(*2)		37,880	—	37,880	—	37,880
Fair value through other comprehensive income
Equity securities		1,120,968	729,342	—	391,626	1,120,968
Debt securities		2,471	—	—	2,471	2,471
Financial assets measured at amortized cost(*1)
Cash and cash Equivalents		4,754,644	—	—	—	—
Trade accounts and notes receivable		7,329,596	—	—	—	—
Other receivables		2,300,515	—	—	—	—
Debt securities		151,146	—	—	—	—
Deposit instruments		2,359,951	—	—	—	—

	￦	27,657,771	776,663	9,253,521	731,735	10,761,919

Financial liabilities
Fair value through profit or loss
Derivative liabilities	￦	180,773	—	180,773	—	180,773
Derivative hedging instruments(*2)		31,591	—	31,591	—	31,591
Financial liabilities measured at amortized cost(*1)
Trade accounts and notes payable		3,777,836	—	—	—	—
Borrowings		20,497,607	—	20,821,353	—	20,821,353
Financial guarantee liabilities		62,629	—	—	—	—
Others		2,347,244	—	—	—	—

	￦	26,897,680	—	21,033,717	—	21,033,717

(*1)	Fair value of financial assets and liabilities measured at amortized cost except borrowings approximates their carrying amounts.
(*2)
The Company applies hedge accounting which uses forward contracts as hedging instrument in order to hedge the risk of changes in fair value of product prices regarding firm commitments or purchase commitments. Also, the Company applies cash flow hedge accounting which uses currency swap as hedging instrument in order to hedge the risk of interest rate and foreign exchange rate changes in foreign currency which influences cash flow from borrowings.

2)	Financial assets and financial liabilities classified as fair value hierarchy Level 2
Fair values of derivatives are measured using the derivatives instrument valuation models such as discounted cash flow method. Inputs of the derivatives instrument valuation model include forward rate, interest rate and others. They differ depending on the type of derivatives and the nature of the underlying assets.

3)	Financial assets and financial liabilities classified as fair value hierarchy Level 3

Value Measurement Method and Significant but not Observable Inputs for the Financial Assets Classified as Fair Value Hierarchy Level 3
①	Fair value measurement method and significant but not observable inputs for the financial assets classified as fair value hierarchy Level 3 as of December 31, 2020 are as follows:

(in millions of Won)	Fair value		Valuation technique	Inputs	Range of inputs	Effect on fair value assessment with unobservable input
Financial assets at fair value	￦	331,780	Discounted cash flows	Growth rate	0% ~ 0.5%	As growth rate increases, fair value increases
				Discount rate	7.8% ~ 17.4%	As discount rate increases, fair value decreases
		2,967	Proxy firm valuation method	Price multiples	0.728 ~ 2.742	As price multiples increases, fair value increases
		396,988	Asset value approach	—	—	—

Sensitivity Analysis of Financial Assets and Financial Liabilities Classified as Level 3 of Fair Value Hierarchy
②	Sensitivity analysis of financial assets and financial liabilities classified as Level 3 of fair value hierarchy
If other inputs remain constant as of December 31, 2020 and one of the significant but not observable input is changed, the effect on fair value measurement is as follows:

(in millions of Won)	Input variable	Favorable changes		Unfavorable changes
Financial assets at fair value	Fluctuation 0.5% of growth rate	￦	212	206
	Fluctuation 0.5% of discount rate		19,040	17,350

Finance Income and Costs by Category of Financial Instruments
4)	Finance income and costs by category of financial instrument for the years ended December 31, 2018, 2019 and 2020 were as follows:

①	For the year ended December 31, 2018

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	140,116	(43,293)	—	11,919	3,644	112,386	—
Derivative assets		—	47,720	—	233,187	—	280,907	—
Financial assets at fair value through other comprehensive income		—	—	—	—	59,701	59,701	(149,188)
Financial assets measured at amortized cost		197,142	—	234,606	(39,970)	(370)	391,408	—
Derivative liabilities		—	8,592	—	(194,446)	—	(185,854)	(212)
Financial liabilities measured at amortized cost		(741,296)	—	(438,708)	—	(16,990)	(1,196,994)	—

	￦	(404,038)	13,019	(204,102)	10,690	45,985	(538,446)	(149,400)

②	For the year ended December 31, 2019

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	142,873	(23,551)	—	5,556	630	125,508	—
Derivative assets		—	123,538	—	184,861	—	308,399	—
Financial assets at fair value through other comprehensive income		—	—	—	—	74,825	74,825	(10,541)
Financial assets measured at amortized cost		209,511	—	295,319	(36,935)	(8,042)	459,853	—
Derivative liabilities		—	(7,494)	—	(217,072)	—	(224,566)	(90)
Financial liabilities measured at amortized cost		(755,711)	—	(330,808)	(2,432)	(24,988)	(1,113,939)	—

	￦	(403,327)	92,493	(35,489)	(66,022)	42,425	(369,920)	(10,631)

③	For the year ended December 31, 2020

	Finance income and costs							Other comprehensive income (loss)
(in millions of Won)	Interest income (expense)		Gain and loss on valuation	Gain and loss on foreign currency	Gain and loss on disposal	Others	Total
Financial assets at fair value through profit or loss	￦	165,160	(15,883)	—	9,979	329	159,585	—
Derivative assets		—	56,273	—	318,820	—	375,093	—
Financial assets at fair value through other comprehensive income		—	—	—	—	38,019	38,019	(77,627)
Financial assets measured at amortized cost		207,014	—	(222,215)	(15,779)	(5,821)	(36,801)	—
Derivative liabilities		—	(170,155)	—	(376,823)	—	(546,978)	(331)
Financial liabilities measured at amortized cost		(638,797)	—	450,984	—	(16,010)	(203,823)	—

	￦	(266,623)	(129,765)	228,769	(63,803)	16,517	(214,905)	(77,958)

Maximum Exposure to Credit Risk

1)	Credit risk exposure
The carrying amount of financial assets represents the Company’s maximum exposure to credit risk. The maximum exposure to credit risk as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Cash and cash equivalents	￦	3,514,872	4,754,644
Derivative assets		112,278	117,875
Short-term financial instrument		6,861,242	9,133,404
Debt securities		367,926	174,414
Other securities		340,008	364,404
Other receivables		2,195,700	2,302,515
Trade accounts and notes receivable		8,214,459	7,329,596
Deposit instruments		1,779,082	2,359,951

	￦	23,385,567	26,536,803

Allowance for Doubtful Accounts
①	Allowance for doubtful accounts as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Trade accounts and notes receivable	￦	465,524	386,650
Other accounts receivable		210,313	177,037
Loans		195,339	184,610
Other assets		27,098	5,396

	￦	898,274	753,693

Impairment Losses on Financial Assets
②	Impairment losses on financial assets for the years ended December 31, 2019 and 2020 were as follows:

(in millions of Won)	2019		2020
Bad debt expenses (reversal)	￦	(28,105)	829
Other bad debt expenses(*1)		88,787	71,092
Less: Recovery of allowance for other bad debt accounts		(8,464)	(17,987)

	￦	52,218	53,934

(*1)	Other bad debt expenses are mainly related to loans and other accounts receivable.

Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables
③	The aging and allowance for doubtful accounts of trade accounts and notes receivable as of December 31, 2019 and 2020 are as follows:

	2019			2020
(in millions of Won)	Trade accounts and notes receivable		Impairment	Trade accounts and notes receivable	Impairment
current (not past due)	￦	7,528,607	75,324	7,042,308	82,836
Over due less than 1 month		876,753	9,395	279,548	4,238
1 month - 3 months		228,115	6,647	198,807	4,775
3 months - 12 months		134,888	7,954	286,274	21,042
Over 12 months		965,977	366,204	776,375	273,759

	￦	9,734,340	465,524	8,583,312	386,650

④	The aging and allowance for doubtful accounts of other receivables as of December 31, 2019 and 2020 are as follows:

	2019			2020
(in millions of Won)	Loans and other account receivable		Impairment	Loans and other account receivable	Impairment
current (not past due)	￦	1,220,756	56,354	1,836,372	132,209
Over due less than 1 month		432,220	1,546	50,858	199
1 month - 3 months		91,521	239	39,053	100
3 months - 12 months		271,814	10,846	47,978	10,033
Over 12 months		612,139	363,765	695,297	224,502

	￦	2,628,450	432,750	2,669,558	367,043

Changes in Allowance for Doubtful Accounts
⑤	Changes in the allowance for doubtful accounts for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in millions of Won)	2018		2019	2020
Beginning	￦	1,094,464	916,790	898,274
Initial application of IFRS No.9		107,454	—	—
Bad debt expenses(reversal)		74,781	(28,105)	829
Other bad debt expenses		63,092	80,323	53,105
Others(*1)		(423,001)	(70,735)	(198,515)

Ending	￦	916,790	898,273	753,693

(*1)	Others for the years ended December 31, 2018, 2019 and 2020, included decreases mainly due to write-off amounting to ￦ 383,714 million, ￦ 78,505 million and ￦ 150,417 million, respectively.

Contractual Maturities for Non-derivative Financial Liabilities
1)	Contractual maturities of non-derivative financial liabilities are as follows:

(in millions of Won)	Book value		Contractual cash flow	Within 1 year	1 year - 5 years	After 5 years
Trade accounts and notes payable	￦	3,777,836	3,779,718	3,756,208	23,510	—
Borrowings		20,497,607	21,760,887	9,006,218	11,508,890	1,245,779
Financial guarantee liabilities(*1)		62,629	4,069,562	4,069,562	—	—
Lease liabilities		739,675	1,085,102	277,438	433,629	374,035
Other financial liabilities		1,607,569	1,619,326	1,543,779	75,547	—

	￦	26,685,316	32,314,595	18,653,205	12,041,576	1,619,814

(*1)	For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

Contractual Maturities Analysis of Derivative Financial Liabilities
2)	Contractual maturities of derivative financial liabilities are as follows:

(in millions of Won)	Within 1 year		1 year - 5 years	After 5 years	Total
Currency forward	￦	26,664	66	—	26,730
Currency swap		14,622	127,347	1,509	143,478
Interest rate swap		8,430	565	18	9,013
Others		33,143	—	—	33,143

	￦	82,859	127,978	1,527	212,364

Currency risk [member]
Statement [LineItems]
Market Risk Exposure
1)
The Company has exposure to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of the changes in foreign exchange rates. The exposure to currency risk as of December 31, 2019 and 2020 is as follows:

(in millions of Won)	2019			2020
	Assets		Liabilities	Assets	Liabilities
USD	￦	4,423,107	6,166,765	4,331,058	6,768,169
EUR		592,381	180,816	459,423	939,160
JPY		79,664	253,542	110,569	644,675
Others		481,455	319,046	714,324	461,162

Sensitivity Analysis for Market Risk
2)
As of December 31, 2019 and 2020, provided that functional currency against foreign currencies other than functional currency hypothetically strengthens or weakens by 10%, the changes in gain or loss for the years ended December 31, 2019 and 2020 were as follows:

(in millions of Won)	2019			2020
	10% increase		10% decrease	10% increase	10% decrease
USD	￦	(174,366)	174,366	(243,711)	243,711
EUR		41,156	(41,156)	(47,974)	47,974
JPY		(17,388)	17,388	(53,411)	53,411

Interest rate risk [member]
Statement [LineItems]
Market Risk Exposure
1)	The carrying amount of interest-bearing financial instruments as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Fixed rate
Financial assets	￦	13,391,637	17,291,726
Financial liabilities		(13,264,607)	(14,601,638)

		127,030	2,690,088

Variable rate
Financial liabilities	￦	(7,852,476)	(6,635,644)

Sensitivity Analysis for Market Risk	As of December 31, 2019 and 2020, provided that other factors remain the same and the interest rate of borrowings with floating rates increases or decreases by 1%, the changes in interest expense for the years ended December 31, 2019 and 2020 were as follows:

(in millions of Won)	2019			2020
	1% increase		1% decrease	1% increase	1% decrease
Variable rate financial instruments	￦	(78,525)	78,525	(66,356)	66,356

Level 3 [member]
Statement [LineItems]
Fair Values of Financial Assets and Financial Liabilities
③	Changes in fair value of financial assets and financial liabilities classified as Level 3 for the years ended December 31, 2019 and 2020 were as follows:

(in millions of Won)	2019		2020
Beginning	￦	709,660	793,950
Acquisition		68,461	78,241
Loss on valuation of financial assets		(9,412)	(41,537)
Other comprehensive income(loss)		106,586	(44,469)
Disposal and others		(81,345)	(54,450)

Ending	￦	793,950	731,735